Other current and non-current assets	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Other current and non-current assets
5. Other current and
non-current
assets

	As of
	June 30, 2022	December 31, 2021
	(Euros in thousands)

Prepaid expenses	6,573	3,781
Value added tax receivable	947	915
Grant receivable	830	762
Other assets	2,336	950

Other current assets	10,686	6,408

The Group recognizes receivables for government grants, when it is reasonably assured that the grant will be received, and all contractual conditions have been complied with. As of June 30, 2022, and December 31, 2021, no receivables were considered impaired.
Prepaid expenses include expenses for licenses and software of €4.5 million as of June 30, 2022 and €0.5 million as of December 31, 2021 and prepaid insurance expenses of €0.2 million as of June 30, 2022 and €1.3 million as of December 31, 2021. The Group accrued €0.5 million as of June 30, 2022 and €0.7 million as of December 31, 2021 of incremental cost for the successful arrangement of the BMS collaboration signed in 2019 and the Genmab collaboration agreement.
Additionally, prepaid expenses include expenses for maintenance of €0.5 million as of June 30, 2022 and €0.8 million as of December 31, 2021. The remaining amount is mainly related to CRO expenses and prepaid rent.
Other assets include receivables from capital gains tax of €0.3 million as of June 30, 2022 and €0.3 million as of December 31, 2021. Furthermore, other assets include receivables from lease incentive of €1.1 million as of June 30, 2022. The remaining amount is mainly related to prepaid deposit expenses.

	As of
	June 30, 2022	December 31, 2021
	(Euros in thousands)

Prepaid expenses	4,678	636

Other non-current assets	4,678	636

Other non-current assets include the non-current portion of prepayments for licensing agreements of €4.2 million, prepaid maintenance expenses of €0.3 million and accrued incremental cost of the BMS and Genmab collaboration agreement of €0.2 million as of June 30,
2022.